Note 11 - Loans Payable (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	December 31, 20 17	December 31, 201 6
Loans payable, interest bearing at 8% per annum with monthly interest payments, due on April 30, 2017(i)	-	$150,000
Loans payable, interest bearing at 12% per annum with monthly interest payments, due on demand (ii)	$300,000	-
	$300,000	$150,000